LIBERTY CONTRARIAN SMALL-CAP FUND
                         LIBERTY CONTRARIAN EQUITY FUND
                         LIBERTY CONTRARIAN INCOME FUND
                                 Class I Shares

                     Supplement to March 1, 2001 Prospectus


The Funds' Prospectus is amended as follows:

1. Footnote (4) to the table "Annual Fund Operating Expenses" under the sub-caption YOUR EXPENSES under the caption THE FUNDS for the Liberty Contrarian Small-Cap Fund is revised as follows:

     (4) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) for Class I shares will not exceed 1.00%. As a result, the actual advisory fees for Class I shares would be 0.66% and total annual fund operating expenses for Class I shares would be 1.00%. This arrangement may be modified or terminated by the advisor at any time.

2. Footnote (8) to the table "Annual Fund Operating Expenses" under the sub-caption YOUR EXPENSES under the caption THE FUNDS for the Liberty Contrarian Equity Fund is revised as follows:

(8) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 1.00%. As a result, the actual advisory fees for Class I shares would be 0.79% and total annual fund operating expenses for Class I shares would be 1.00%. This arrangement may be modified or terminated by the advisor at any time.

3. Footnote (12) to the table "Annual Fund Operating Expenses" under the sub-caption YOUR EXPENSES under the caption THE FUNDS for the Liberty Contrarian Income Fund is revised as follows:

(12) The Fund's advisor has voluntarily agreed to waive advisory fees and reimburse the Fund for certain expenses so that the total annual fund operating expenses (exclusive of distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, if any) will not exceed 0.38%. As a result, the actual advisory fees for Class I shares would be 0.00%, other expenses would be 0.38% and total annual fund operating expenses for Class I shares would be 0.38%. This arrangement may be modified or terminated by the advisor at any time.




CHF-36/575G-0601                                                  July 27, 2001